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Diversified Alternatives Portfolio
Diversified Alternatives Portfolio

SUPPLEMENT DATED AUGUST 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Diversified Alternatives Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•                 Investment in Money Market Funds

•                 Model and Data Risk

•                 Momentum Style Risk

In addition, the following risks are added alphabetically to the Principal Risks from Holdings in Underlying Funds subsection:

•                 Borrowing Risk:  Borrowing money to finance purchases of securities that exceed an Underlying Fund’s net assets creates leverage risk, which may magnify changes to an Underlying Fund’s net asset value and its returns. An Underlying Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost an Underlying Fund interest expense and other fees, which may reduce its returns.

•                 Dividend-Oriented Companies Risk: Companies that have historically paid regular dividends to shareholders may decrease or eliminate dividend payments in the future, which could result in a decrease in the value of the issuer’s stock and lower performance for the Underlying Fund.

•                 Reverse Repurchase Agreements Risk:  These transactions subject an Underlying Fund to counterparty risk. These transactions also subject an Underlying Fund to leverage risk because the proceeds raised from the securities sold may be used to purchase other investments for the Underlying Fund. Because these transactions may be considered a form of borrowing for an Underlying Fund, they subject an Underlying Fund to borrowing risk. An Underlying Fund could lose money if the price of the securities sold in a reverse repurchase transaction declines below the pre-agreed-upon repurchase price of the securities.